FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  September 30,2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      October 25,2007


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                                 Cheswick Wright Wealth Management LLC
                                                              FORM 13F
                                                         September 30, 2007

                                                     Form 13F Information Table                       Voting Authority
                                 Title               --------------------------                   -----------------------
                                 of                      Value   Shares/  Sh/  Put/  Invstmt  Other
Name Of Issuer                   Class     CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Mgrs   Sole  Share   None
-------------------------        -----    -------     ---------  ------- ----- ---- --------- ----  ------ ------  -----

COMMON STOCK
------------
3M Co.                           COM     88579y101       1,551    16,579    SH          SOLE          3,154   0    13,425
AT&T Inc                         COM     00206r102       1,603    37,895    SH          SOLE         36,531   0     1,364
Abbott Laboratories              COM     002824100       2,385    44,484    SH          SOLE              0   0    44,484
Adobe Systems                    COM     00724f101         889    20,370    SH          SOLE              0   0    20,370
Air Products & Chemicals         COM     009158106         324     3,315    SH          SOLE          3,175   0       140
Akami Technologies               COM     00971t101         209     7,280    SH          SOLE              0   0     7,280
Alcoa Inc                        COM     013817101         231     5,915    SH          SOLE          5,700   0       215
Allergan Inc.                    COM     018490102       2,246    34,840    SH          SOLE              0   0    34,840
Altria Group Inc                 COM     02209s103         540     7,770    SH          SOLE          3,275   0     4,495
American Express Co.             COM     025816109       2,850    47,997    SH          SOLE          9,840   0    38,157
Amer Intl Group Inc              COM     026874107       7,573   111,938    SH          SOLE          6,447   0   105,491
Ameriprise Financial             COM     03076c106         462     7,616    SH          SOLE              0   0     7,616
Amgen Inc                        COM     031162100       3,408    60,244    SH          SOLE          4,087   0    56,157
Amphenol Corp.                   COM     032095101         355     8,935    SH          SOLE              0   0     8,935
Apple Inc.                       COM     037833100       2,983    19,437    SH          SOLE              0   0    19,437
Bank Of America Corp             COM     060505104       2,735    54,393    SH          SOLE         23,673   0    30,720
Berkshire Hathaway               COM     084670207         387        98    sh          SOLE              0   0        98
CBS Corp-Cl B                    COM     124857202         620    19,676    SH          SOLE         19,069   0       607
Caterpillar Inc                  COM     149123101         582     7,425    SH          SOLE          7,265   0       160
Chevron Corp                     COM     166764100       1,426    15,242    SH          SOLE         14,702   0       540
Cisco System Inc                 COM     17275r102      12,826   387,168    SH          SOLE         21,835   0   365,333
Citigroup Inc                    COM     172967101      15,213   325,981    SH          SOLE         18,193   0   307,788
Coach Inc.                       COM     189754104       2,054    43,460    SH          SOLE              0   0    43,460
Coca Cola Co.                    COM     191216100       4,122    71,717    SH          SOLE          5,987   0    65,730
Computer Sciences Corp           COM     205363104         425     7,610    SH          SOLE          7,380   0       230
ConocoPhillips                   COM     20825c104         888    10,120    SH          SOLE          2,555   0     7,565
Costco Wholesale Corp            COM     22160k105         384     6,264    SH          SOLE          6,044   0       220
Danaher Corp.                    COM     235851102       4,544    54,935    SH          SOLE              0   0    54,935
Edwards A.G. Inc                 COM     281760108         212     2,535    SH          SOLE          2,535   0
Exelon Corp                      COM     30161n101         584     7,747    SH          SOLE          7,502   0       245
Exxon Mobil Corp                 COM     30231g102      11,040   119,279    SH          SOLE         18,287   0   100,992
Fannie Mae                       COM     313586109         444     7,300    SH          SOLE              0   0     7,300
Firstenergy Corp                 COM     337932107         221     3,492    SH          SOLE          3,377   0       115
Fiserve Inc.                     COM     337738108       1,657    32,585    SH          SOLE              0   0    32,585
Garmin Ltd                       COM     g37260109         303     2,540    SH          SOLE              0   0     2,540
Genentech Inc.                   COM     368710406         864    11,080    SH          SOLE              0   0    11,080
General Electric Co.             COM     369604103       2,595    62,681    SH          SOLE         14,552   0    48,129
Goldman Sachs Group Inc          COM     38141g104       6,386    29,460    SH          SOLE            990   0    28,470
Hewlett-Packard Co.              COM     428236103       1,320    26,529    SH          SOLE         17,519   0     9,010
Home Depot Inc                   COM     437076102         327    10,080    SH          SOLE          9,778   0       302
Honeywell Intl Inc               COM     438516106         497     8,360    SH          SOLE          7,910   0       450
Illinois Tool Works              COM     452308109         355     5,949    SH          SOLE          5,764   0       185
Intel Corp                       COM     458140100       9,190   355,393    SH          SOLE         27,527   0   327,866
I B M                            COM     459200101       1,230    10,445    SH          SOLE          6,845   0     3,600
JP Morgan Chase & Co.            COM     46625h100         632    13,787    SH          SOLE         13,377   0       410
Johnson & Johnson                COM     478160104      18,806   286,241    SH          SOLE          8,760   0   277,481
Lehman Brothers Holdings         COM     524908100       1,247    20,195    SH          SOLE              0   0    20,195
Marriott International Inc       COM     571903202         263     6,060    SH          SOLE          5,880   0       180
McDonalds Corp                   COM     580135101         838    15,377    SH          SOLE         14,927   0       450
McGraw-Hill Co.                  COM     580645109         217     4,268    SH          SOLE              0   0     4,268
Medis Technologies               COM     58500p107         357    27,450    SH          SOLE              0   0    27,450
Medtronic Inc                    COM     585055106       2,299    40,758    SH          SOLE          9,452   0    31,306
Metlife Inc                      COM     59156r108         563     8,075    SH          SOLE          7,820   0       255
Microchip Technology             COM     595017104         349     9,600    SH          SOLE              0   0     9,600
Microsoft Corp                   COM     594918104      13,233   449,204    SH          SOLE         24,223   0   424,981
Molson Coors Brewing Co-B        COM     60871r209         356     3,570    SH          SOLE          3,460   0       110
Morgan St Dean Witter Discover & COM     617446448         476     7,557    SH          SOLE          7,352   0       205
Nordic American Tanker           COM     g65773106         261     6,650    SH          SOLE              0   0     6,650
Oracle Corp.                     COM     68389x105         307    14,200    SH          SOLE              0   0    14,200
Pepsico Inc                      COM     713448108       1,478    20,183    SH          SOLE          7,940   0    12,243
Pfizer Inc                       COM     717081103       5,178   211,917    SH          SOLE         30,107   0   181,810
Procter & Gamble                 COM     742718109       3,050    43,364    SH          SOLE          7,240   0    36,124
Rf Micro Devices Inc             COM     749941100         132    19,645    SH          SOLE         19,645   0         0
Sabine Royalty Trust             COM     785688102         376     8,545    SH          SOLE              0   0     8,545
San Juan Basin                   COM     798241105         711    21,050    SH          SOLE              0   0    21,050
Schlumberger Ltd                 COM     806857108       6,335    60,334    SH          SOLE          7,669   0    52,665
Sigma-Aldrich                    COM     826552101       1,244    25,532    SH          SOLE          5,859   0    19,673
Starbucks Corp.                  COM     855244109         716    27,325    SH          SOLE              0   0    27,325
State Street Corp.               COM     857477103       1,407    20,642    SH          SOLE              0   0    20,642
Stericycle                       COM     858912108       4,520    79,080    SH          SOLE              0   0    79,080
Suncor Energy                    COM     867229106       5,303    55,930    SH          SOLE              0   0    55,930
Synovus Financial Corp           COM     87161c105      15,650   557,926    SH          SOLE        557,926   0
Target Corp                      COM     87612e106         621     9,767    SH          SOLE          9,472   0       295
Time Warner Inc                  COM     887317105         262    14,265    SH          SOLE         13,810   0       455
Transocean Inc.                  COM     g90078109       5,244    46,385    SH          SOLE              0   0    46,385
TXU Corp.                        COM     873168108         273     3,980    SH          SOLE              0   0     3,980
US Bancorp (New)                 COM     902973304         539    16,560    SH          SOLE         16,075   0       485
United Health Group Inc          COM     91324p102         603    12,459    SH          SOLE         12,104   0       355
United Parcel Service            COM     911312106         253     3,370    SH          SOLE          3,252   0       118
United Technologies              COM     913017109       1,659    20,614    SH          SOLE          7,954   0    12,660
Varian Medical                   COM     92220p105       4,917   117,385    SH          SOLE              0   0   117,385
Wellpoint Inc                    COM     94973v107         447     5,665    SH          SOLE          5,560   0       105
Wells Fargo Company              COM     949746101      16,137   453,052    SH          SOLE         14,248   0   438,804
Zimmer Holdings                  COM     98956p102       1,193    14,725    SH          SOLE              0   0    14,725
                                                     ---------
Total Common Stock                                     229,492

ADR'S
-------
Canadian Nat. Res. Ltd.                  136385101         321     4,240    SH          SOLE              0   0     4,240
Teva Pharmaceuticals                     881624209       4,974   111,860    SH          SOLE              0   0   111,860
Toyota Motors                            892331307       1,746    14,945    SH          SOLE              0   0    14,945
                                                     ---------
Total ADR's                                              7,041
                                                     =========
GRAND TOTAL                                            236,533

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   87
Form 13F Information Table Value Total:             $236,533



List of Other Included Managers:            NONE